[MHM, June 30, 2008]
[Translation]

SEMI-ANNUAL REPORT

(During the Fourteenth Term)
From: October 1, 2007
To: March 31, 2008

PUTNAM DIVERSIFIED INCOME TRUST

(2259)

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2008

Accounting Period:	During the 14th term (from October 1, 2007 to
March 31, 2008)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Charles E. Porter
of Representative:	Executive Vice President, Principal Executive
Officer, Associate Treasurer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I.	STATUS OF INVESTMENT FUND

(1)	Diversification of Investment Portfolio
		(as of the end of April 30, 2008)

	Name of country	Total	Investment Ratio
Types of Assets		U.S. Dollars	(%)

U.S. Government and
Agency Mortgage			53.67%
Obligations	United States	1,255,956,901

Collateralized Mortgage
Obligations	United States	753,794,306	32.21
	United Kingdom	22,214,522	0.95
	Ireland	12,900,223	0.55
	Cayman Islands	4,179,063	0.18
	Canada	2,263,050	0.10

Sub-total		795,351,164	33.98%

Foreign Government
Bonds	Japan	175,216,579	7.49
	Ireland	79,991,530	3.42
	Sweden	41,134,123	1.76
	Argentina	37,309,673	1.59
	France	31,259,827	1.34
	Mexico	28,505,863	1.22
	Spain	24,246,706	1.04
	Russia	19,449,249	0.83
	Venezuela	16,180,975	0.69
	Germany	15,838,371	0.68
	Brazil	14,319,062	0.61
	Colombia	14,099,926	0.60
	Turkey	10,517,850	0.45
	Indonesia	8,217,065	0.35
	Ecuador	7,662,135	0.33
	Ukraine	6,323,451	0.27
	Peru	3,325,750	0.14
	Canada	1,894,853	0.08
	South Africa	1,644,806	0.07
	Ghana	1,301,059	0.06

Sub-total		538,438,853	23.01%

Corporate Bonds	United States	392,878,436	16.79
	Luxembourg	41,997,049	1.79
	Canada	28,909,366	1.24
	Cayman Islands	13,235,585	0.57
	Netherlands	12,849,049	0.55
	France	10,084,122	0.43
	United Kingdom	4,488,424	0.19
	Trinidad	3,430,313	0.15
	Jamaica	1,999,463	0.09
	Jersey	1,540,673	0.07
	Bermuda	1,353,600	0.06
	Denmark	1,204,368	0.05
	Sweden	1,175,934	0.05
	Germany	1,097,162	0.05
	Ireland	899,300	0.04

Sub-total		517,142,844	22.10%

Asset-Backed Securities	United States	235,363,001	10.06
	United Kingdom	53,639,405	2.29
	Cayman Islands	15,426,909	0.66
	Ireland	6,158,025	0.26

Sub-total		310,587,340	13.27%

Senior Loans	United States	188,643,474	8.06
	Netherlands	8,155,571	0.35
	Bermuda	4,529,838	0.19
	Singapore	3,267,331	0.14
	Canada	2,289,103	0.10
	Norway	552,695	0.02

Sub-total		207,438,012	8.86%

U.S. Treasury Obligations United States		45,253,191	1.93%

Purchased Options	United States	36,012,715	1.54%

Short-Term Investments	United States	92,449,564	3.95
	Egypt	13,475,129	0.58

Sub-total		105,924,693	4.53%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		-1,471,759,400	-62.89%

Total

(Net Asset Value)		2,340,346,313	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=¥104.14 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2008). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations (a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2008 is as follows:

Class C Shares
	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2007 end of May	123,978	12,911	9.96	(10.00)	1,037	(1,041)
June	121,756	12,680	9.91	(9.95)	1,032	(1,036)
July	124,740	12,990	9.77	(9.81)	1,017	(1,022)
August	127,748	13,304	9.78	(9.82)	1,018	(1,023)
September	129,666	13,503	9.84	(9.88)	1,025	(1,029)
October	129,969	13,535	9.81	(9.85)	1,022	(1,026)
November	130,625	13,603	9.66	(9.70)	1,006	(1,010)
December	131,917	13,738	9.75	(9.79)	1,015	(1,020)
2008 end of January	129,834	13,521	9.51	(9.55)	990	(995)
February	127,694	13,298	9.28	(9.32)	966	(971)
March	124,811	12,998	9.18	(9.22)	956	(960)
April	127,326	13,260	9.34	(9.39)	973	(978)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares
	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2007 end of May	837,004	87,166	9.93	(9.97)	1,034	(1,038)
June	788,605	82,125	9.88	(9.92)	1,029	(1,033)
July	758,419	78,982	9.73	(9.77)	1,013	(1,017)
August	750,717	78,180	9.75	(9.79)	1,015	(1,020)
September	745,508	77,637	9.81	(9.85)	1,022	(1,026)
October	734,001	76,439	9.78	(9.82)	1,018	(1,023)
November	712,806	74,232	9.63	(9.67)	1,003	(1,007)
December	708,284	73,761	9.72	(9.76)	1,012	(1,016)
2008 end of January	682,208	71,045	9.48	(9.52)	987	(991)
February	654,660	68,176	9.25	(9.29)	963	(967)
March	639,613	66,609	9.15	(9.19)	953	(957)
April	645,601	67,233	9.32	(9.38)	971	(977)

(Note)	The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2007 to April 2008 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2007 end of May	0.039	4.06	9.98
June	0.038	3.96	9.86
July	0.039	4.06	9.88
August	0.039	4.06	9.72
September	0.039	4.06	9.76
October	0.039	4.06	9.77
November	0.036	3.75	9.69
December	0.036	3.75	9.68
2008 end of January	0.036	3.75	9.66
February	0.036	3.75	9.21
March	0.036	3.75	8.95
April	0.051	5.31	9.20

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2007 end of May	0.043	4.48	9.95
June	0.043	4.48	9.83
July	0.043	4.48	9.84
August	0.043	4.48	9.69
September	0.043	4.48	9.73
October	0.043	4.48	9.74
November	0.040	4.17	9.66
December	0.040	4.17	9.65
2008 end of January	0.040	4.17	9.63
February	0.040	4.17	9.18
March	0.040	4.17	8.93
April	0.055	5.73	9.17

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/07-4/30/08	-2.08%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on April 30, 2007 and Ending NAV means net asset value per share on April 30, 2008.

Class M Shares

Annual Return

5/1/07-4/30/08	-1.48%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on April 30, 2007 and Ending NAV means net asset value per share on April 30, 2008.

II.	OUTLINE OF THE FINANCIAL STATUS OF THE FUND
[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2008 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2007	6,086,018	4,610,343	13,626,635
To: April 30, 2008	(0)	(2,056,420)	(3,170,620)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2007	599,178	18,406,664	69,284,343
To: April 30, 2008	(0)	(17,583,820)	(67,004,950)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2008).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Fiduciary Trust Company, to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Investment Management Company and, in a limited number of cases, some Putnam funds. Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on Investment Management Company’s ability to provide investment management services. In addition, Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of April, 2008):
    $118,982,092*

2. Amount of member’s equity:

Year	Member’s Equity

End of 2003	$144,486,036
End of 2004+	-$9,155,466

End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$116,796,876

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2008, Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $101.2 billion):

		(As of the end of April, 2008)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	5	$3,287.62

	Open End Type Balanced Fund	13	$25,128.51

U.S.A.
	Open End Type Bond Fund	30	$31,214.12

	Open End Type Equity Fund	51*	$41,575.19

	Total	99	$101,205.44

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Investment Management Company and, in a limited number of cases, some Putnam funds.

Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on Investment Management Company’s ability to provide investment management services. In addition, Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY [Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.